FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2019
Disclosure of derivative financial instruments [text block] [Abstract]
Disclosure of derivative financial instruments [text block]

NOTE 7 - FINANCIAL INSTRUMENTS

7.1.	Financial instruments by category

As of December 31, 2019

Assets	Measured at amortized cost	At fair value with changes in results	Hedge derivatives	Total
	ThUS$	ThUS$	ThUS$	ThUS$
Cash and cash equivalents	850,485	222,094	-	1,072,579
Other financial assets, current (*)	36,660	386,669	76,175	499,504
Trade and others accounts receivable, current	1,244,348	-	-	1,244,348
Accounts receivable from related entities, current	19,645	-	-	19,645
Other financial assets, non current	46,907	-	-	46,907
Accounts receivable, non current	4,725	-	-	4,725
Total	2,202,770	608,763	76,175	2,887,708

	Measured at amortized	Hedge
Liabilities	cost	derivatives	Total
	ThUS$	ThUS$	ThUS$
Other financial liabilities, current	1,835,288	50,372	1,885,660
Trade and others accounts payable, current	2,222,874	-	2,222,874
Accounts payable to related entities, current	56	-	56
Other financial liabilities, non-current	8,530,396	22	8,530,418
Accounts payable, non-current	619,110	-	619,110
Total	13,207,724	50,394	13,258,118

(*)	The value presented as fair value with changes in the result, corresponds mainly to private investment funds, and as measured at amortized cost they correspond to guarantees delivered.

As of December 31, 2018 (Restated)

	Measured at	At fair value
	amortized	with changes	Hedge
Assets	cost	in results	derivatives	Total
	ThUS$	ThUS$	ThUS$	ThUS$
Cash and cash equivalents	1,037,989	43,653	-	1,081,642
Other financial assets, current (*)	16,203	344,426	23,355	383,984
Trade and others accounts receivable, current	1,162,582	-	-	1,162,582
Accounts receivable from related entities, current	2,931	-	-	2,931
Other financial assets, non current	58,700	-	-	58,700
Accounts receivable, non current	5,381	-	-	5,381
Total	2,283,786	388,079	23,355	2,695,220

	Measured at	At fair value
	amortized	with changes	Hedge
Liabilities	cost	in results	derivatives	Total
	ThUS$	ThUS$	ThUS$	ThUS$
	Restated	Restated		Restated
Other financial liabilities, current (*)	1,760,653	7,712	25,921	1,794,286
Trade and others accounts payable, current accounts payables, current	1,674,303	-	-	1,674,303
Accounts payable to related entities, current	382	-	-	382
Other financial liabilities, non current	8,359,122	-	340	8,359,462
Accounts payable, non-current	529,277	-	-	529,277
Total	12,323,737	7,712	26,261	12,357,710

(*)	The value presented as initial designation as fair value through profit and loss, corresponds mainly to private investment funds; and as measured at amortized cost they correspond to the guarantees granted.

7.2.	Financial instruments by currency

	As of	As of
	December 31,	December 31,
a) Assets	2019	2018
	ThUS$	ThUS$
		Restated
Cash and cash equivalents	1,072,579	1,081,642
Argentine peso	16,579	17,786
Brazilian real	197,354	131,760
Chilean peso	50,521	415,713
Colombian peso	48,191	10,843
Euro	21,927	20,339
US Dollar	667,785	394,215
Other currencies	70,222	90,986

Other financial assets (current and non-current)	546,411	442,684
Argentine peso	94	152
Brazilian real	417,477	327,110
Chilean peso	26,073	25,972
Colombian peso	522	1,748
Euro	1,525	7,438
US Dollar	97,988	78,121
Other currencies	2,732	2,143

Trade and other accounts receivable, current	1,244,348	1,162,582
Argentine peso	47,079	82,893
Brazilian real	537,221	511,171
Chilean peso	126,821	113,168
Colombian peso	2,288	7,259
Euro	32,711	49,044
US Dollar	436,774	110,312
Other currencies (*)	61,454	288,735

Accounts receivable, non-current	4,725	5,381
Brazilian real	3	3
Chilean peso	4,722	5,378

Accounts receivable from related entities, current	19,645	2,931
Brazilian real	-	293
Chilean peso	42	200
US Dollar	19,603	2,438

Total assets	2,887,708	2,695,220
Argentine peso	63,752	100,831
Brazilian real	1,152,055	970,337
Chilean peso	208,179	560,431
Colombian peso	51,001	19,850
Euro	56,163	76,821
US Dollar	1,222,150	585,086
Other currencies	134,408	381,864

(*)	See the composition of the other currencies in Note 8 Trade, other accounts receivable and non-current accounts receivable.

b)	Liabilities

Liabilities information is detailed in the table within Note 3 Financial risk management.